UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

      Report for the Calendar Year or Quarter Ended March 31, 1999.

                (Please read instructions before preparing form)

If amended report check here:   ____

Greenbelt Corp.
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Name of Institutional Investment Manager


277 Park Avenue, 27th Floor,         New York,          New York,        10172
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Business Address  (Street)            (City)            (State)          (Zip)


Gary K. Duberstein,  (212) 350-5100, Managing Director
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
                 INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS
                     CONSTITUTE FEDERAL CRIMINAL VIOLATIONS
                    SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A)

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of May, 1999.


                                      Greenbelt Corp.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                      /s/ Gary K. Duberstein
                                      ------------------------------------------
                                      (Manual Signature of Person Duly
                                      Authorized to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:               13F File No.Name:                            13F File No:

 1.                          6.
 2.                          7.
 3.                          8.
 4.                          9.
 5.                          10.

                                    FORM 13F

Page 1 of 3                Name of Reporting Manager:  Greenbelt Corp.
     -    -                                            --------------------

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                                                                                  ITEM 6: INVESTMENT DISCRETION
------------------------------------------------------------------------------------------------------------------------

ITEM 1:                ITEM 2:   ITEM 3:  CUSIP   ITEM 4: FAIR     ITEM 5:                       (B) SHARED-  (C)
NAME OF ISSUER         TITLE OF  NUMBER           MARKET VALUE     SHARES OR                     AS DEFINED   SHARED-
                       CLASS                                       PRINCIPAL      (A) SOLE       IN INSTR. V  OTHER
                                                                   AMOUNT
------------------------------------------------------------------------------------------------------------------------
Ascent Com             COM       43628106         1,481,000        135,428        135,428
------------------------------------------------------------------------------------------------------------------------

Bethlehem Steel        COM       87509105         21,328,000       2,585,200      2,585,200
------------------------------------------------------------------------------------------------------------------------

Comsat Corp.           COM SER 1 20564D107        3,328,000        115,000        115,000
------------------------------------------------------------------------------------------------------------------------

Florsheim Shoe Co.     COM       343302105        222,000          40,333         40,333
------------------------------------------------------------------------------------------------------------------------

Great Atlantic & Pac.  COM       390064103        7,455,000        248,500        248,500
Tea Inc.
------------------------------------------------------------------------------------------------------------------------

Ladd Furniture Inc.    COM       505739201        2,141,000        125,000        125,000
------------------------------------------------------------------------------------------------------------------------

LTX Corp.              COM       502392103        4,800,000        997,500        997,500
------------------------------------------------------------------------------------------------------------------------

Monarch Mach. Tool     COM       609150107        1,031,000        150,000        150,000
Company
------------------------------------------------------------------------------------------------------------------------

COLUMN TOTALS (PAGE)                              41,786,000
------------------------------------------------------------------------------------------------------------------------


Table Continued....

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                                      ITEM 8: VOTING AUTHORITY (SHARES)
--------------------------------------------------------------------------------------

ITEM 1:                ITEM 7:
NAME OF ISSUER         MANAGERS SEE
                       INSTR. V       (A) SOLE        (B) SHARED    (C) NONE

--------------------------------------------------------------------------------------
Ascent Com                            135,428
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Bethlehem Steel                       2,585,200
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Comsat Corp.                          115,000
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Florsheim Shoe Co.                    40,333
--------------------------------------------------------------------------------------

Great Atlantic & Pac.                 248,500
Tea Inc.
--------------------------------------------------------------------------------------

Ladd Furniture Inc.                   125,000
--------------------------------------------------------------------------------------

LTX Corp.                             997,500
--------------------------------------------------------------------------------------

Monarch Mach. Tool                    150,000
Company
--------------------------------------------------------------------------------------

COLUMN TOTALS (PAGE)
--------------------------------------------------------------------------------------


                                FORM 13F F132B599

Page 2 of 3              Name of Reporting Manager:  Greenbelt Corp.
     -    -                                          ---------------------

-------------------------------------------------------------------------------------------------------------------------------

                                                                                        ITEM 6: INVESTMENT DISCRETION
-------------------------------------------------------------------------------------------------------------------------------

ITEM 1:                ITEM 2:      ITEM 3:  CUSIP    ITEM 4: FAIR     ITEM 5:  SHARES                 (B)         (C) SHARED-
NAME OF ISSUER         TITLE OF     NUMBER            MARKET VALUE     OR PRINCIPAL                    SHARED- AS  OTHER
                       CLASS                                           AMOUNT           (A) SOLE       DEFINED IN
                                                                                                       INSTR. V

-------------------------------------------------------------------------------------------------------------------------------
NCR Corp.              COM          62886E108         60,300,000       1,206,000        1,206,000

-------------------------------------------------------------------------------------------------------------------------------

Primesource Corp.      COM          741593107         747,000          132,800          132,800
-------------------------------------------------------------------------------------------------------------------------------

Ryerson Tull           COM          783755101         17,621,000       1,199,746        1,199,746
-------------------------------------------------------------------------------------------------------------------------------

Scitex Ltd.            ORD          809090103         1,094,000        108,700          108,700
-------------------------------------------------------------------------------------------------------------------------------

Sunglass Hut           COM          86736F106         20,492,000       1,951,600        1,951,600
-------------------------------------------------------------------------------------------------------------------------------

Unisys Corp            COM          909214108         11,075,000       400,000          400,000
-------------------------------------------------------------------------------------------------------------------------------

Venator Group, Inc.    COM          922944103         94,188,000       13,336,322       13,336,322
-------------------------------------------------------------------------------------------------------------------------------

COLUMN TOTALS (PAGE)                                  205,517,000
-------------------------------------------------------------------------------------------------------------------------------

AGGREGATE COLUMN                                      247,303,000
TOTALS
-------------------------------------------------------------------------------------------------------------------------------

Table Continued....

----------------------------------------------------------------------------------

                                ITEM 8: VOTING AUTHORITY (SHARES)
----------------------------------------------------------------------------------

ITEM 1:               ITEM 7:
NAME OF ISSUER        MANA-
                      GERS      (A) SOLE       (B) SHARED    (C) NONE
                      SEE
                      INSTR. V
----------------------------------------------------------------------------------
NCR Corp.                       1,206,000

----------------------------------------------------------------------------------

Primesource Corp.               132,800
----------------------------------------------------------------------------------

Ryerson Tull                    1,199,746
----------------------------------------------------------------------------------

Scitex Ltd.                     108,700
----------------------------------------------------------------------------------

Sunglass Hut                    1,951,600
----------------------------------------------------------------------------------

Unisys Corp                     400,000
----------------------------------------------------------------------------------

Venator Group, Inc.             13,336,322
----------------------------------------------------------------------------------

COLUMN TOTALS (PAGE)
----------------------------------------------------------------------------------

AGGREGATE COLUMN
TOTALS
----------------------------------------------------------------------------------

                             CONFIDENTIAL TREATMENT

FORM 13F

Page 3 of 3             Name of Reporting Manager:  Greenbelt Corp.
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     Confidential Treatment has been requested for this page pursuant to Rule
24b-2 under the Securities Exchange Act of 1934, as amended. The confidential information contained on this page has been omitted here and filed separately with the Commission.